Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 Lawsuits
Extended lease term	5 years
Average guarantee expiration terms	The average guarantee expiration terms ranged within 6 to 12 months.
Number of claims	25
Guarantee Business [Member]
Number of claims	2
Loan Business [Member]
Number of claims	23
Minimum [Member]
Average percentage of guarantee amount as security deposit	10.00%
Maximum [Member]
Average percentage of guarantee amount as security deposit	20.00%
Adjudicated By Court [Member]
Aggregated claim paid	$ 4.6
Number of claims	14
Not Adjudicated By Court [Member]
Aggregated claim paid	$ 6.1
Number of claims	10